Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments
Fixed income securities, at fair value (amortized cost $5,225,701 and $5,411,880)	$ 5,602,738	$ 6,139,925
Mortgage loans	514,489	570,365
Equity securities, at fair value (cost $163,649 and $133,733)	202,622	164,971
Limited partnership interests	116,480	99,820
Short-term, at fair value (amortized cost $98,553 and $61,947)	98,553	61,948
Policy loans	40,511	41,150
Other	1,076	3,139
Total investments	6,576,469	7,081,318
Cash	2,270	16,882
Deferred policy acquisition costs	129,836	130,201
Reinsurance recoverable	259,733	279,220
Accrued investment income	60,515	62,745
Reinsurance receivable from parent	285
Other assets	54,523	60,791
Separate Accounts	435,446	436,380
Total assets	7,519,077	8,067,537
Liabilities
Contractholder funds	3,670,557	3,958,440
Reserve for life-contingent contract benefits	2,151,316	2,310,881
Current income taxes payable	390	5,714
Deferred income taxes	173,341	206,055
Other liabilities and accrued expenses	99,234	107,158
Payable to affiliates, net	6,013	5,083
Reinsurance payable to parent		4,878
Separate Accounts	435,446	436,380
Total liabilities	6,536,297	7,034,589
Commitments and Contingent Liabilities (Note 11)
Shareholder's equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	687,494	647,199
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	168	136
Other unrealized net capital gains and losses	270,238	493,481
Unrealized adjustment to DAC, DSI and insurance reserves	(118,415)	(250,310)
Total unrealized net capital gains and losses	151,991	243,307
Unrealized foreign currency translation adjustments	266	(587)
Total accumulated other comprehensive income	152,257	242,720
Total shareholder's equity	982,780	1,032,948
Total liabilities and shareholder's equity	$ 7,519,077	$ 8,067,537